Intangible Assets and Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract liabilities:
Unfavorable contract rights, Beginning Balance		$ (651)
Additions	$ (27,628)
Amortization for the year	963	651
Unfavorable contract rights, Ending Balance	(26,665)
Fortaleza Knutsen
Contract liabilities:
Unfavorable contract rights, Beginning Balance		(174)
Amortization for the year		174
Recife Knutsen
Contract liabilities:
Unfavorable contract rights, Beginning Balance		(477)
Amortization for the year		$ 477
Tuva Knutsen
Contract liabilities:
Additions	(27,628)
Amortization for the year	963
Unfavorable contract rights, Ending Balance	$ (26,665)